Long-Term Debt - Additional Information (Detail) - USD ($)				12 Months Ended
	Dec. 20, 2017	May 22, 2017	Dec. 05, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Required offer price to repurchase senior notes if change of control repurchase event and downgrade below investment grade credit rating occurs				101.00%
Redemption price percentage of principal amount of notes redeemed		100.00%
Maximum consolidated debt reduction for unrestricted cash and cash equivalents for debt covenant calculation				$ 200,000,000
Outstanding letters of credit				36,081,000
Additional interest expense				458,000	$ 1,443,000	$ 1,367,000
Minimum
Debt Instrument [Line Items]
Reduction of consolidated debt in the debt ratio calculation				$ 50,000,000
Including Acquisition Bridge Debt | Maximum
Debt Instrument [Line Items]
Debt covenant				3.50
Excluding Acquisition Bridge Debt | Maximum
Debt Instrument [Line Items]
Debt covenant				3.75
Revolving Facility
Debt Instrument [Line Items]
Credit facility commitment			$ 700,000,000	$ 697,699,000
Senior unsecured revolving facility, maturity period			5 years
Debt instrument maturity period				Dec. 05, 2023
Debt intrument exteded maturity period				1 year
Outstanding letters of credit				$ 2,301,000	2,301,000
Borrowings under revolving facility			$ 700,000,000	697,699,000
Short-term Line of Credit
Debt Instrument [Line Items]
Credit facility commitment					5,000,000
Borrowings under revolving facility					5,000,000
Outstanding borrowing under credit facility				$ 0	$ 0
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Interest rate on notes				4.25%
Maturity year				2024
Senior notes				$ 400,000,000
Maturity date				Jul. 02, 2024
7% Debentures, Due 2025
Debt Instrument [Line Items]
Interest rate on notes				7.00%
Maturity year				2025
Senior notes				$ 125,000,000
Maturity date				Dec. 01, 2025
3.450% Senior Notes, Due 2027
Debt Instrument [Line Items]
Interest rate on notes				3.45%
Maturity year				2027
Senior notes		$ 300,000,000		$ 300,000,000
Debt instrument, redemption description				The 3.45% Senior Notes may be redeemed in whole or in part prior to March 1, 2027 at a make-whole redemption price, or on or after March 1, 2027 at a redemption price equal to 100% of the principal amount of the notes to be redeemed, and in either case plus unpaid interest.
Maturity date				Jun. 01, 2027
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Interest rate on notes				6.25%
Maturity year				2037
Senior notes				$ 230,000,000
Maturity date				May 01, 2037
3.500% Senior Notes, Due 2027
Debt Instrument [Line Items]
Interest rate on notes				3.50%
Maturity year				2027
Senior notes	$ 500,000,000			$ 500,000,000
Maturity date				Dec. 15, 2027
4.250% Senior Notes, Due 2047
Debt Instrument [Line Items]
Interest rate on notes				4.25%
Maturity year				2047
Senior notes	600,000,000			$ 600,000,000
Maturity date				Dec. 15, 2047
Floating Rate Notes, Due 2019
Debt Instrument [Line Items]
Maturity year				2019	2019
Senior notes	$ 300,000,000			$ 300,000,000
Maturity date	Dec. 20, 2019			Dec. 20, 2019
Floating Rate Notes, Due 2020
Debt Instrument [Line Items]
Maturity year				2020	2020
Senior notes		$ 300,000,000		$ 300,000,000
Maturity date				May 22, 2020
Floating Rate Notes, Due 2020 | Three-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		0.65%
Trade Receivable Facility
Debt Instrument [Line Items]
Credit facility commitment				$ 400,000,000
Debt instrument maturity period				Sep. 25, 2019
Borrowings under revolving facility				$ 400,000,000
Trade Receivable Facility | London Interbank Offered Rate(LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate				0.725%
6.60% Senior Notes, Due 2018
Debt Instrument [Line Items]
Interest rate on notes	6.60%			6.60%
Maturity year				2018
Senior notes	$ 300,000,000
Maturity date	Apr. 15, 2018